Consolidated Statements of Cash Flows		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net Income (Loss)		¥ 51,497,000	$ 7,054,000	¥ (26,795,000)	¥ 355,201,000
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Share-based compensation expense		8,974,000	1,229,000	3,474,000	0
Revenue recognized in the payment form of cryptocurrency		(122,028,000)	(16,718,000)	0	0
Operating expenses paid in cryptocurrency		359,000	49,000	0	0
Depreciation of property, equipment and software		4,507,000	617,000	3,830,000	1,807,000
Amortization of intangible assets		476,000	66,000	0	0
Inventory provision		38,976,000	5,340,000	24,574,000	1,378,000
Write-down of prepayments		4,404,000	603,000	141,000	0
Provision for inventory purchase commitments		401,000	55,000	0	0
Deferred income tax expense/(benefit)		(16,043,000)	(2,198,000)	(12,941,000)	42,000
Income from investments		(1,901,000)	(260,000)	(7,000)	0
Change in fair value of investments		60,000	8,000	(174,000)	0
Change in fair value of cryptocurrency		(21,322,000)	(2,921,000)	0	0
Impairment loss of cryptocurrency		0	0	34,000	0
Loss on disposal of property, equipment and software		0	0	4,000	0
Impairment of long-lived assets		210,000	29,000	0	0
Foreign exchange (gain)/loss		(1,382,000)	(189,000)	843,000	0
Changes in assets and liabilities:
Increase in USDC		(1,690,000)	(232,000)	0	0
(Increase) /Decrease in inventories		(95,823,000)	(13,128,000)	11,441,000	(12,342,000)
Increase in prepayments and other current assets		(25,626,000)	(3,511,000)	(23,546,000)	(3,844,000)
Decrease/(Increase) in other non-current assets		421,000	58,000	(421,000)	0
Increase /(Decrease) in accounts payable		14,652,000	2,007,000	(2,708,000)	(3,680,000)
Increase /(Decrease) in contract liabilities		16,702,000	2,288,000	9,822,000	(2,996,000)
Change in right-of-use assets and lease liabilities	[1]	(129,000)	(18,000)	192,000	11,000
Increase /(Decrease) in income tax payable		389,000	53,000	(605,000)	2,239,000
Increase /(Decrease) in provision for warranty		121,000	17,000	(183,000)	(240,000)
Increase /(Decrease) in accrued liabilities and other liabilities		5,542,000	759,000	8,317,000	(10,891,000)
Net cash provided by/(used in) operating activities		(138,253,000)	(18,943,000)	(4,708,000)	326,685,000
Cash flows from investing activities:
Purchase of short-term and long-term investments		(494,836,000)	(67,790,000)	(123,633,000)	0
Proceeds from disposal of short-term investments		401,324,000	54,981,000	639,000	0
Purchase of cryptocurrency		(68,199,000)	(9,343,000)	(679,000)	0
Proceeds from sale of cryptocurrency		45,852,000	6,282,000	0	0
Purchase of property, equipment and software		(10,077,000)	(1,381,000)	(46,898,000)	(4,018,000)
Purchase of intangible assets		0	0	(3,425,000)	0
Prepayments on long-term assets		0	0	(569,000)	(112,856,000)
Net cash used in investing activities		(125,936,000)	(17,251,000)	(174,565,000)	(116,874,000)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		0	0	61,306,000	0
Payment for cost of issuance		0	0	(10,088,000)	0
Net cash provided by financing activities		0	0	51,218,000	0
Effect of exchange rate changes on cash and cash equivalents		1,270,000	174,000	995,000	0
Net increase/(decrease) in cash and cash equivalents		(262,919,000)	(36,020,000)	(127,060,000)	209,811,000
Cash and cash equivalents, at the beginning of year		585,171,000	80,168,000	712,231,000	502,420,000
Cash and cash equivalents at the end of year		322,252,000	44,148,000	585,171,000	712,231,000
Supplemental disclosure of cash flow information:
Cash paid for income taxes		15,422,000	2,113,000	4,790,000	9,575,000
Supplemental disclosure of non-cash activities:
Purchases of property, equipment, and software included in accrued liabilities and other liabilities		1,225,000	168,000	1,224,000	3,131,000
Revenue recognized in the payment form of cryptocurrency		122,028,000	16,718,000	0	0
Cryptocurrency received for sale of mining machines and remained in contract liabilities		10,917,000	1,496,000	0	0
Operating Expenses Paid In Cryptocurrency		359,000	49,000	0	0
Collection of USDC from exchange of USDT		43,525,000	5,963,000	0	0
Transfer from prepayments on long-term assets to property, equipment and software		103,537,000	14,185,000	0	0
Transfer from prepayments on long-term assets to intangible assets		569,000	78,000	0	0
Transfer from prepayments on long-term assets to other non-current assets		9,319,000	1,277,000	0	0
Cumulative-effect adjustment due to the adoption of ASU 2023-08		¥ 332,000	$ 45,000	¥ 0	¥ 0

[1]	The reclassification of amortization of right-of-use assets and (decrease) in lease liabilities to changes in right-of-use assets and lease liabilities can be referenced in Note 2(ae).